Income Taxes (Reconciliation of the Statutory Federal Income Tax Rate to the Effective Tax Rate) (FY) (Details)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 28, 2024	Jun. 30, 2023	Jun. 28, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%		21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Increase (decrease) in tax rate resulting from:
State income taxes (net of Federal income tax benefit)						1.90%	1.70%	1.50%
Non-U.S. rate differential						3.50%	2.70%	2.20%
US Taxation of Foreign Earnings						(2.10%)	(1.50%)	(1.10%)
Change in uncertain tax positions						0.00%	1.00%	(3.50%)
R&D and other tax credits						(1.30%)	(0.30%)	(0.40%)
Other						1.00%	0.10%	0.00%
Net excess tax benefits from stock-based compensation						(0.60%)	(0.60%)	(1.90%)
Effective income tax rate		24.80%	24.00%	25.60%	23.50%	23.40%	24.10%	17.80%